Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.6%)
	Linde plc	247,733	115,354
	Ecolab Inc.	133,718	33,900
	Air Products and Chemicals Inc.	97,801	28,844
	Fastenal Co.	261,457	20,276
	Freeport-McMoRan Inc.	535,204	20,263
	Newmont Corp.	308,907	14,914
	Reliance Inc.	43,502	12,561
	Alcoa Corp.	363,031	11,072
	Celanese Corp.	194,435	11,038
	Southern Copper Corp.	110,543	10,331
	Nucor Corp.	71,100	8,556
	Steel Dynamics Inc.	59,902	7,493
	Albemarle Corp.	89,152	6,421
	United States Steel Corp.	124,074	5,243
	Mosaic Co.	188,237	5,084
	Royal Gold Inc.	31,085	5,083
*	RBC Bearings Inc.	14,101	4,537
	Element Solutions Inc.	176,547	3,992
	FMC Corp.	93,266	3,935
*	MP Materials Corp.	127,728	3,118
	CF Industries Holdings Inc.	36,676	2,866
	Scotts Miracle-Gro Co.	47,266	2,594
	International Paper Co.	43,887	2,341
	Hexcel Corp.	33,002	1,807
	Westlake Corp.	18,022	1,803
	Eastman Chemical Co.	18,371	1,619
	Avery Dennison Corp.	1,100	196
	International Flavors & Fragrances Inc.	2,172	169
	NewMarket Corp.	39	22
	Timken Co.	248	18
			345,450
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	4,062,285	772,890
*	Tesla Inc.	1,205,418	312,396
*	Netflix Inc.	191,867	178,922
	Costco Wholesale Corp.	185,494	175,437
	Walmart Inc.	1,925,328	169,025
	Home Depot Inc.	401,901	147,293
	McDonald's Corp.	277,959	86,826
	Walt Disney Co.	846,472	83,547
	Booking Holdings Inc.	14,559	67,072
	Lowe's Cos. Inc.	281,040	65,547
*	Uber Technologies Inc.	866,641	63,143
*	O'Reilly Automotive Inc.	42,454	60,819
*	Copart Inc.	1,054,467	59,672
	TJX Cos. Inc.	409,999	49,938
	Starbucks Corp.	466,201	45,730
	Marriott International Inc. Class A	175,101	41,709
*	Spotify Technology SA	68,431	37,639
*	AutoZone Inc.	9,425	35,935
	General Motors Co.	643,276	30,253
	NIKE Inc. Class B	456,193	28,959
*	Chipotle Mexican Grill Inc.	534,600	26,842
*	NVR Inc.	3,373	24,435
	eBay Inc.	343,916	23,293
	Yum! Brands Inc.	140,313	22,080
*	Airbnb Inc. Class A	176,486	21,083
	DR Horton Inc.	162,652	20,678
	Royal Caribbean Cruises Ltd.	98,505	20,237
	Hilton Worldwide Holdings Inc.	86,666	19,721
	Ross Stores Inc.	146,662	18,742
	Somnigroup International Inc.	304,711	18,246

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	263,107	18,168
	Electronic Arts Inc.	114,241	16,510
	Target Corp.	156,960	16,380
*	Take-Two Interactive Software Inc.	78,407	16,250
*	Live Nation Entertainment Inc.	122,564	16,004
	Fox Corp. Class A	274,795	15,553
	Lennar Corp. Class A	130,676	14,999
*	Warner Bros Discovery Inc.	1,390,867	14,924
	Darden Restaurants Inc.	68,336	14,197
	Delta Air Lines Inc.	307,256	13,396
*	Lululemon Athletica Inc.	45,838	12,975
*	BJ's Wholesale Club Holdings Inc.	113,096	12,904
	PulteGroup Inc.	124,533	12,802
*	ROBLOX Corp. Class A	215,068	12,536
*	AutoNation Inc.	76,111	12,324
	Expedia Group Inc.	68,205	11,465
*	CarMax Inc.	138,681	10,806
	Toll Brothers Inc.	93,872	9,912
*	Coupang Inc.	445,384	9,767
*	Dollar Tree Inc.	127,974	9,607
	Southwest Airlines Co.	282,052	9,471
	Hyatt Hotels Corp. Class A	76,726	9,399
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	9,188
*	Alaska Air Group Inc.	186,439	9,177
	Estee Lauder Cos. Inc. Class A	134,742	8,893
*	Mattel Inc.	430,967	8,374
*	Carnival Corp.	414,330	8,092
	PVH Corp.	109,797	7,097
	Gentex Corp.	302,760	7,054
	Interpublic Group of Cos. Inc.	259,529	7,049
*	Rivian Automotive Inc. Class A	563,827	7,020
	Williams-Sonoma Inc.	42,048	6,648
*	Burlington Stores Inc.	27,479	6,549
*	Liberty Media Corp.-Liberty Live Class A	94,390	6,347
	Tractor Supply Co.	107,300	5,912
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	5,806
	Dollar General Corp.	65,842	5,789
*	Aptiv plc	96,414	5,737
*	Carvana Co.	25,853	5,405
*	Ulta Beauty Inc.	14,624	5,360
*	Floor & Decor Holdings Inc. Class A	65,612	5,280
*	Planet Fitness Inc. Class A	53,344	5,154
*	Coty Inc. Class A	935,517	5,117
	Ralph Lauren Corp.	23,166	5,114
*	Norwegian Cruise Line Holdings Ltd.	257,285	4,878
*	MGM Resorts International	163,296	4,840
*	Capri Holdings Ltd.	244,112	4,816
	Hasbro Inc.	76,898	4,728
*	Deckers Outdoor Corp.	41,916	4,687
	Garmin Ltd.	21,564	4,682
*	Trade Desk Inc. Class A	84,745	4,637
*	American Airlines Group Inc.	411,559	4,342
*	Bright Horizons Family Solutions Inc.	33,124	4,208
	Omnicom Group Inc.	50,701	4,204
	News Corp. Class A	153,012	4,165
*	DraftKings Inc. Class A	121,414	4,032
	RB Global Inc.	39,397	3,952
*	Skechers USA Inc. Class A	64,614	3,669
*	Duolingo Inc. Class A	11,713	3,637
*	Grand Canyon Education Inc.	20,393	3,528
	BorgWarner Inc.	112,717	3,229
*	Liberty Media Corp.-Liberty Live Class C	46,770	3,187
*	Crocs Inc.	29,940	3,180
*	GameStop Corp. Class A	141,182	3,151
*	Ollie's Bargain Outlet Holdings Inc.	25,066	2,917
*	Etsy Inc.	55,437	2,616
*	Penn Entertainment Inc.	157,052	2,562
	LKQ Corp.	58,434	2,486
	Pool Corp.	7,523	2,395
	U-Haul Holding Co. (XNYS)	39,075	2,312

		Shares	Market Value ($000)
	Service Corp. International	28,703	2,302
	Domino's Pizza Inc.	4,900	2,251
	Sirius XM Holdings Inc.	95,641	2,156
*	Lucid Group Inc. Class A	846,944	2,050
*	QuantumScape Corp. Class A	450,598	1,875
	New York Times Co. Class A	37,186	1,844
	Las Vegas Sands Corp.	45,601	1,762
	Genuine Parts Co.	14,008	1,669
	Aramark	46,461	1,604
*	Madison Square Garden Sports Corp.	7,890	1,536
	News Corp. Class B	50,143	1,523
	Rollins Inc.	26,651	1,440
*	YETI Holdings Inc.	42,698	1,413
	Harley-Davidson Inc.	53,991	1,363
	Lennar Corp. Class B	10,972	1,197
	Wynn Resorts Ltd.	13,988	1,168
*	Five Below Inc.	15,027	1,126
*	Under Armour Inc. Class A	179,577	1,122
*	SiteOne Landscape Supply Inc.	9,160	1,112
*	RH	4,435	1,040
*	Valvoline Inc.	29,118	1,014
	Paramount Global Class A	40,951	932
	Ford Motor Co.	89,431	897
	Best Buy Co. Inc.	11,357	836
*	Lyft Inc. Class A	58,607	696
*	U-Haul Holding Co.	10,209	667
*	Dutch Bros Inc. Class A	10,606	655
*	Cava Group Inc.	7,222	624
*	Amer Sports Inc.	17,988	481
	Paramount Global Class B	36,324	434
*	Under Armour Inc. Class C	68,717	409
	Lithia Motors Inc. Class A	1,257	369
	Boyd Gaming Corp.	4,055	267
*	TripAdvisor Inc.	16,036	227
	Choice Hotels International Inc.	1,623	216
	Wyndham Hotels & Resorts Inc.	1,339	121
	VF Corp.	4,364	68
*	SharkNinja Inc.	574	48
	Churchill Downs Inc.	360	40
	Dick's Sporting Goods Inc.	200	40
	Thor Industries Inc.	381	29
	H&R Block Inc.	250	14
			3,302,297
Consumer Staples (4.7%)
	Procter & Gamble Co.	1,108,586	188,925
	Coca-Cola Co.	1,448,114	103,714
	PepsiCo Inc.	524,138	78,589
	Philip Morris International Inc.	459,056	72,866
	McKesson Corp.	66,291	44,613
*	Monster Beverage Corp.	740,701	43,346
	Mondelez International Inc. Class A	593,003	40,235
	Colgate-Palmolive Co.	371,028	34,765
	CVS Health Corp.	450,391	30,514
	Cencora Inc.	108,183	30,085
*	Post Holdings Inc.	243,748	28,363
	Kroger Co.	415,662	28,136
	Church & Dwight Co. Inc.	230,293	25,353
	Corteva Inc.	329,705	20,748
	Kenvue Inc.	743,778	17,836
	Keurig Dr Pepper Inc.	516,250	17,666
	Constellation Brands Inc. Class A	87,636	16,083
	McCormick & Co. Inc. (Non-Voting)	188,289	15,498
	Altria Group Inc.	241,258	14,480
	Hershey Co.	78,631	13,448
	Casey's General Stores Inc.	27,851	12,088
	Archer-Daniels-Midland Co.	232,055	11,141
	Tyson Foods Inc. Class A	167,907	10,714
	Clorox Co.	71,196	10,484
*	US Foods Holding Corp.	156,099	10,218

		Shares	Market Value ($000)
	General Mills Inc.	142,079	8,495
	Walgreens Boots Alliance Inc.	724,327	8,091
*	Performance Food Group Co.	97,402	7,659
	Ingredion Inc.	56,403	7,626
*	Pilgrim's Pride Corp.	130,024	7,088
	Sysco Corp.	90,344	6,779
	Kellanova	82,141	6,776
	Hormel Foods Corp.	218,762	6,769
	Brown-Forman Corp. Class B	197,870	6,716
	Kimberly-Clark Corp.	45,321	6,446
	Spectrum Brands Holdings Inc.	89,440	6,399
	J M Smucker Co.	53,244	6,305
	Molson Coors Beverage Co. Class B	100,788	6,135
*	Celsius Holdings Inc.	161,736	5,761
*	Darling Ingredients Inc.	179,668	5,613
	Seaboard Corp.	1,564	4,218
	Campbell's Co.	103,441	4,129
*	Freshpet Inc.	49,013	4,076
*	Boston Beer Co. Inc. Class A	13,634	3,256
*	BellRing Brands Inc.	28,629	2,132
	Bunge Global SA	20,905	1,598
	Lamb Weston Holdings Inc.	29,628	1,579
	Kraft Heinz Co.	48,397	1,473
	Coca-Cola Consolidated Inc.	77	104
			1,045,131
Energy (3.8%)
	Exxon Mobil Corp.	1,891,329	224,936
	Chevron Corp.	661,545	110,670
	ConocoPhillips	612,761	64,352
	Cheniere Energy Inc.	184,685	42,736
	Occidental Petroleum Corp.	734,586	36,259
	Hess Corp.	195,664	31,253
	EOG Resources Inc.	235,362	30,183
	Marathon Petroleum Corp.	188,281	27,431
	EQT Corp.	496,689	26,538
	Schlumberger NV	582,126	24,333
	Valero Energy Corp.	155,741	20,569
	Phillips 66	158,889	19,620
	Devon Energy Corp.	502,823	18,806
	Targa Resources Corp.	93,422	18,728
	Williams Cos. Inc.	283,640	16,950
	Expand Energy Corp.	147,980	16,473
	Baker Hughes Co.	367,000	16,130
*	Antero Resources Corp.	355,855	14,391
	Diamondback Energy Inc.	89,730	14,346
	Coterra Energy Inc.	363,421	10,503
	Halliburton Co.	395,337	10,030
	Texas Pacific Land Corp.	7,434	9,850
	NOV Inc.	435,571	6,629
*	First Solar Inc.	50,522	6,387
*	Enphase Energy Inc.	86,873	5,390
	Range Resources Corp.	108,753	4,342
	DT Midstream Inc.	40,285	3,887
	TechnipFMC plc	105,599	3,346
	APA Corp.	144,948	3,047
	ONEOK Inc.	20,282	2,012
	Antero Midstream Corp.	95,607	1,721
	Kinder Morgan Inc.	4,979	142
	Civitas Resources Inc.	3,120	109
			842,099
Financials (11.9%)
*	Berkshire Hathaway Inc. Class B	905,518	482,261
	JPMorgan Chase & Co.	1,278,390	313,589
	Bank of America Corp.	3,152,321	131,546
	Wells Fargo & Co.	1,544,233	110,860
	Morgan Stanley	741,372	86,496
	Progressive Corp.	274,121	77,579
	S&P Global Inc.	141,683	71,989
	Goldman Sachs Group Inc.	129,923	70,976

		Shares	Market Value ($000)
	Citigroup Inc.	778,874	55,292
	Charles Schwab Corp.	632,535	49,515
	Chubb Ltd.	162,609	49,106
	Aon plc Class A	119,670	47,759
	Marsh & McLennan Cos. Inc.	186,521	45,517
	Intercontinental Exchange Inc.	256,444	44,237
	Brown & Brown Inc.	342,394	42,594
	CME Group Inc.	148,854	39,489
	Ameriprise Financial Inc.	77,718	37,624
	Moody's Corp.	77,041	35,877
	Blackrock Inc.	36,799	34,829
	Aflac Inc.	299,701	33,324
	Arthur J Gallagher & Co.	90,932	31,393
	Discover Financial Services	175,870	30,021
	Arch Capital Group Ltd.	309,231	29,742
	American International Group Inc.	306,158	26,617
	KKR & Co. Inc.	225,135	26,028
	W R Berkley Corp.	359,793	25,603
	Travelers Cos. Inc.	95,557	25,271
	Nasdaq Inc.	321,915	24,420
	Allstate Corp.	109,659	22,707
	PNC Financial Services Group Inc.	116,531	20,483
	MSCI Inc.	35,992	20,353
	SLM Corp.	645,142	18,948
	Raymond James Financial Inc.	131,001	18,197
*	Robinhood Markets Inc. Class A	425,202	17,697
	Apollo Global Management Inc.	125,719	17,216
	Blackstone Inc.	118,306	16,537
	Assurant Inc.	76,527	16,052
	Prudential Financial Inc.	140,725	15,716
	First Citizens BancShares Inc. Class A	8,346	15,474
	US Bancorp	349,547	14,758
*	Markel Group Inc.	7,851	14,678
	Popular Inc.	153,360	14,166
	Broadridge Financial Solutions Inc.	57,911	14,041
	Globe Life Inc.	104,117	13,714
*	Coinbase Global Inc. Class A	76,480	13,172
	Willis Towers Watson plc	38,974	13,171
	State Street Corp.	145,423	13,020
	Bank of New York Mellon Corp.	152,862	12,821
*	NU Holdings Ltd. Class A	1,243,327	12,732
	MetLife Inc.	158,443	12,721
	Fifth Third Bancorp	313,995	12,309
	East West Bancorp Inc.	133,603	11,992
	Reinsurance Group of America Inc.	59,104	11,638
	Commerce Bancshares Inc.	178,803	11,127
	White Mountains Insurance Group Ltd.	5,344	10,292
	Truist Financial Corp.	240,120	9,881
	SEI Investments Co.	120,864	9,383
	Interactive Brokers Group Inc. Class A	56,502	9,356
	Loews Corp.	101,412	9,321
	LPL Financial Holdings Inc.	28,094	9,191
	Hartford Insurance Group Inc.	73,034	9,036
	Principal Financial Group Inc.	107,082	9,034
	Hanover Insurance Group Inc.	49,320	8,579
	M&T Bank Corp.	46,128	8,245
	Cboe Global Markets Inc.	34,996	7,919
	T. Rowe Price Group Inc.	82,881	7,614
	Wintrust Financial Corp.	64,292	7,230
	Cullen/Frost Bankers Inc.	46,275	5,794
	Zions Bancorp NA	114,794	5,724
	MGIC Investment Corp.	208,978	5,178
	RenaissanceRe Holdings Ltd.	21,453	5,149
	FactSet Research Systems Inc.	10,848	4,932
	Jefferies Financial Group Inc.	86,956	4,658
	BOK Financial Corp.	38,470	4,007
	Pinnacle Financial Partners Inc.	36,898	3,913
	Voya Financial Inc.	48,056	3,256
	First Horizon Corp.	138,758	2,695
	Morningstar Inc.	8,784	2,634

		Shares	Market Value ($000)
	Rocket Cos. Inc. Class A	214,324	2,587
	Tradeweb Markets Inc. Class A	16,890	2,507
*	Brighthouse Financial Inc.	42,947	2,490
*	Credit Acceptance Corp.	4,676	2,414
	Fidelity National Financial Inc.	31,637	2,059
	Western Alliance Bancorp	25,427	1,954
	Northern Trust Corp.	19,000	1,874
	Webster Financial Corp.	35,432	1,827
	Primerica Inc.	6,278	1,786
	Affiliated Managers Group Inc.	10,087	1,695
	Kinsale Capital Group Inc.	3,296	1,604
	Assured Guaranty Ltd.	14,280	1,258
	Ryan Specialty Holdings Inc. Class A	9,335	690
	Unum Group	3,849	314
	Old Republic International Corp.	4,091	160
	Prosperity Bancshares Inc.	1,807	129
	Cincinnati Financial Corp.	737	109
	Axis Capital Holdings Ltd.	998	100
	Stifel Financial Corp.	984	93
	Virtu Financial Inc. Class A	2,408	92
	Houlihan Lokey Inc. Class A	499	81
	First American Financial Corp.	1,183	78
	Evercore Inc. Class A	113	23
	Ares Management Corp. Class A	140	21
	Everest Group Ltd.	52	19
			2,663,979
Health Care (10.4%)
	Eli Lilly & Co.	362,808	299,647
	UnitedHealth Group Inc.	382,479	200,323
	Johnson & Johnson	1,002,356	166,231
	AbbVie Inc.	717,516	150,334
	Abbott Laboratories	695,513	92,260
	Merck & Co. Inc.	999,046	89,674
*	Boston Scientific Corp.	754,950	76,159
	Thermo Fisher Scientific Inc.	151,842	75,557
	Amgen Inc.	236,221	73,595
*	Intuitive Surgical Inc.	146,399	72,507
*	Vertex Pharmaceuticals Inc.	121,193	58,757
	Stryker Corp.	141,102	52,525
	Gilead Sciences Inc.	457,612	51,275
	Danaher Corp.	233,975	47,965
	Zoetis Inc.	279,268	45,981
	Bristol-Myers Squibb Co.	738,174	45,021
	Elevance Health Inc.	101,321	44,071
	Cigna Group	113,958	37,492
	Medtronic plc	374,239	33,629
	Regeneron Pharmaceuticals Inc.	46,973	29,792
	HCA Healthcare Inc.	85,223	29,449
	Becton Dickinson & Co.	122,901	28,152
	Pfizer Inc.	914,776	23,180
*	Waters Corp.	61,836	22,791
	GE HealthCare Technologies Inc.	258,489	20,863
*	Edwards Lifesciences Corp.	272,298	19,736
	Cardinal Health Inc.	137,780	18,982
*	Biogen Inc.	122,781	16,801
*	Centene Corp.	262,919	15,962
	Humana Inc.	59,958	15,865
	Labcorp Holdings Inc.	66,721	15,529
*	Alnylam Pharmaceuticals Inc.	55,289	14,929
*	Cooper Cos. Inc.	163,636	13,803
*	Dexcom Inc.	190,178	12,987
*	Hologic Inc.	197,352	12,190
	Quest Diagnostics Inc.	71,179	12,043
	Revvity Inc.	107,714	11,396
*	IQVIA Holdings Inc.	64,444	11,361
*	IDEXX Laboratories Inc.	26,994	11,336
*	United Therapeutics Corp.	35,069	10,811
*	Charles River Laboratories International Inc.	70,399	10,596
	Agilent Technologies Inc.	90,485	10,585

		Shares	Market Value ($000)
	Zimmer Biomet Holdings Inc.	89,157	10,091
	ResMed Inc.	43,081	9,644
	Bio-Techne Corp.	164,179	9,626
*	Molina Healthcare Inc.	27,936	9,202
*	Insulet Corp.	34,469	9,052
*	Henry Schein Inc.	132,076	9,046
*	Veeva Systems Inc. Class A	37,867	8,771
*	Incyte Corp.	132,550	8,026
	STERIS plc	34,875	7,904
*	Jazz Pharmaceuticals plc	63,399	7,871
*	Natera Inc.	54,694	7,734
*	Intra-Cellular Therapies Inc.	56,697	7,479
*	Exelixis Inc.	192,821	7,119
*	Tenet Healthcare Corp.	50,862	6,841
*	Exact Sciences Corp.	152,477	6,601
	Bruker Corp.	157,426	6,571
	Universal Health Services Inc. Class B	34,573	6,496
*	Moderna Inc.	218,409	6,192
*	DaVita Inc.	39,920	6,107
*	Penumbra Inc.	22,171	5,929
*	Ionis Pharmaceuticals Inc.	194,955	5,882
*	BioMarin Pharmaceutical Inc.	73,708	5,210
	Teleflex Inc.	36,695	5,071
*	Neurocrine Biosciences Inc.	40,804	4,513
*	Envista Holdings Corp.	259,837	4,485
*	Ultragenyx Pharmaceutical Inc.	121,190	4,388
*	Solventum Corp.	56,521	4,298
	West Pharmaceutical Services Inc.	17,994	4,029
*	Sarepta Therapeutics Inc.	55,365	3,533
	Baxter International Inc.	82,930	2,839
*	Viking Therapeutics Inc.	103,365	2,496
	Encompass Health Corp.	24,560	2,487
*	Elanco Animal Health Inc.	235,886	2,477
*	Apellis Pharmaceuticals Inc.	90,799	1,986
*	Doximity Inc. Class A	31,069	1,803
*	Roivant Sciences Ltd.	169,645	1,712
*	Bio-Rad Laboratories Inc. Class A	6,242	1,520
*	Align Technology Inc.	8,939	1,420
*	Acadia Healthcare Co. Inc.	43,965	1,333
	Chemed Corp.	2,101	1,293
*	Masimo Corp.	6,742	1,123
*	Globus Medical Inc. Class A	14,824	1,085
	Viatris Inc.	81,485	710
*	Avantor Inc.	29,947	485
*	Fortrea Holdings Inc.	50,269	380
*	Inspire Medical Systems Inc.	2,134	340
*	Medpace Holdings Inc.	947	289
	Organon & Co.	11,232	167
*	Illumina Inc.	1,479	117
			2,325,915
Industrials (12.5%)
	Visa Inc. Class A	685,195	240,133
	Mastercard Inc. Class A	355,641	194,934
	GE Aerospace	454,373	90,943
	RTX Corp.	608,271	80,572
	Accenture plc Class A	233,290	72,796
	American Express Co.	261,186	70,272
*	Fiserv Inc.	299,009	66,030
	Caterpillar Inc.	190,677	62,885
	Union Pacific Corp.	254,771	60,187
*	Boeing Co.	331,125	56,473
	Deere & Co.	116,336	54,602
	Cintas Corp.	260,808	53,604
	TransDigm Group Inc.	38,730	53,575
	Sherwin-Williams Co.	125,212	43,723
	Honeywell International Inc.	203,248	43,038
	Eaton Corp. plc	149,726	40,700
	Parker-Hannifin Corp.	65,215	39,641
	GE Vernova Inc.	124,491	38,005

		Shares	Market Value ($000)
	Automatic Data Processing Inc.	116,121	35,478
*	PayPal Holdings Inc.	542,647	35,408
	Northrop Grumman Corp.	67,269	34,442
	PACCAR Inc.	343,897	33,485
	Illinois Tool Works Inc.	134,085	33,254
	General Dynamics Corp.	110,221	30,044
	Verisk Analytics Inc.	98,909	29,437
	Lockheed Martin Corp.	62,902	28,099
	CSX Corp.	940,456	27,678
	Norfolk Southern Corp.	115,127	27,268
	AMETEK Inc.	154,174	26,540
	FedEx Corp.	107,576	26,225
*	Mettler-Toledo International Inc.	20,927	24,713
	United Parcel Service Inc. Class B	211,365	23,248
	WW Grainger Inc.	22,893	22,614
	Trane Technologies plc	66,507	22,408
	Martin Marietta Materials Inc.	46,278	22,127
	3M Co.	148,881	21,865
	Lennox International Inc.	38,471	21,576
	Global Payments Inc.	215,019	21,055
	Vulcan Materials Co.	87,366	20,383
	Carrier Global Corp.	311,701	19,762
	Emerson Electric Co.	178,752	19,598
	Eagle Materials Inc.	86,370	19,168
*	Keysight Technologies Inc.	127,923	19,159
	Capital One Financial Corp.	101,944	18,279
	Equifax Inc.	72,874	17,749
	Howmet Aerospace Inc.	130,321	16,907
	L3Harris Technologies Inc.	78,873	16,509
	Otis Worldwide Corp.	156,938	16,196
	Expeditors International of Washington Inc.	134,496	16,173
	Quanta Services Inc.	63,452	16,128
	Cummins Inc.	51,132	16,027
*	Axon Enterprise Inc.	30,078	15,820
	United Rentals Inc.	25,199	15,792
*	Fair Isaac Corp.	8,109	14,954
	Fortive Corp.	199,415	14,593
	Old Dominion Freight Line Inc.	87,124	14,415
	BWX Technologies Inc.	144,342	14,239
	Owens Corning	99,539	14,216
*	Teledyne Technologies Inc.	28,442	14,156
	IDEX Corp.	77,810	14,081
	Ingersoll Rand Inc.	168,298	13,469
	Westinghouse Air Brake Technologies Corp.	74,148	13,447
	Johnson Controls International plc	161,071	12,903
	Crown Holdings Inc.	142,565	12,725
	JB Hunt Transport Services Inc.	77,704	11,496
	Armstrong World Industries Inc.	80,218	11,301
*	Zebra Technologies Corp. Class A	39,207	11,078
	Ball Corp.	211,487	11,012
	Xylem Inc.	89,582	10,702
	Synchrony Financial	200,256	10,602
	DuPont de Nemours Inc.	140,582	10,499
	HEICO Corp.	38,927	10,401
	Fidelity National Information Services Inc.	136,373	10,184
	Textron Inc.	138,654	10,018
*	Corpay Inc.	27,925	9,738
	Toro Co.	128,813	9,371
	Jacobs Solutions Inc.	77,472	9,366
	ITT Inc.	69,239	8,943
*	Middleby Corp.	58,805	8,937
	Huntington Ingalls Industries Inc.	42,600	8,692
	Genpact Ltd.	171,163	8,623
	Rockwell Automation Inc.	32,998	8,526
	Graco Inc.	101,920	8,511
	Jack Henry & Associates Inc.	45,517	8,311
	Veralto Corp.	83,982	8,184
*	Builders FirstSource Inc.	65,204	8,147
*	Trimble Inc.	115,806	7,603
*	Axalta Coating Systems Ltd.	226,328	7,507

		Shares	Market Value ($000)
	Oshkosh Corp.	79,188	7,450
	Valmont Industries Inc.	25,791	7,360
	Dover Corp.	41,472	7,286
	EMCOR Group Inc.	19,710	7,285
	Carlisle Cos. Inc.	20,638	7,027
	Donaldson Co. Inc.	101,876	6,832
*	Generac Holdings Inc.	51,711	6,549
	Paychex Inc.	41,466	6,397
	Allison Transmission Holdings Inc.	65,885	6,303
	Packaging Corp. of America	28,697	5,683
*	XPO Inc.	51,150	5,503
*	Block Inc. Class A	100,089	5,438
	Curtiss-Wright Corp.	16,669	5,289
	Robert Half Inc.	85,801	4,680
	Woodward Inc.	24,846	4,534
	Flowserve Corp.	88,132	4,304
	AECOM	44,437	4,121
*	Affirm Holdings Inc. Class A	90,309	4,081
*	Spirit AeroSystems Holdings Inc. Class A	115,715	3,988
*	Mohawk Industries Inc.	34,649	3,956
*	Saia Inc.	11,157	3,899
	CH Robinson Worldwide Inc.	36,813	3,770
	PPG Industries Inc.	33,704	3,686
	AGCO Corp.	37,770	3,496
	Hubbell Inc. Class B	10,205	3,377
*	MasTec Inc.	28,849	3,367
	MSC Industrial Direct Co. Inc. Class A	41,591	3,230
	Tetra Tech Inc.	110,185	3,223
*	Paylocity Holding Corp.	16,961	3,178
	Crane Co.	20,174	3,090
	Booz Allen Hamilton Holding Corp.	29,102	3,044
	ManpowerGroup Inc.	52,389	3,032
	Graphic Packaging Holding Co.	113,767	2,953
	Advanced Drainage Systems Inc.	25,893	2,813
	Berry Global Group Inc.	39,539	2,760
	Esab Corp.	23,645	2,755
*	Shift4 Payments Inc. Class A	32,912	2,689
	Sealed Air Corp.	91,392	2,641
*	Amentum Holdings Inc.	140,325	2,554
	Nordson Corp.	12,544	2,530
*	Euronet Worldwide Inc.	23,337	2,494
	Acuity Inc.	8,967	2,362
	Silgan Holdings Inc.	46,193	2,361
*	Kirby Corp.	23,066	2,330
*	Hayward Holdings Inc.	161,202	2,244
	Pentair plc	24,782	2,168
*	WEX Inc.	13,737	2,157
*	GXO Logistics Inc.	54,668	2,136
*	TopBuild Corp.	6,987	2,131
*	FTI Consulting Inc.	12,884	2,114
	Stanley Black & Decker Inc.	26,675	2,051
	AptarGroup Inc.	13,091	1,942
	Fortune Brands Innovations Inc.	31,476	1,916
*	Trex Co. Inc.	32,034	1,861
	Allegion plc	13,424	1,751
*	Gates Industrial Corp. plc	94,022	1,731
	Vontier Corp.	51,125	1,680
*	Core & Main Inc. Class A	33,700	1,628
	Regal Rexnord Corp.	12,242	1,394
	CRH plc	15,351	1,350
	TransUnion	16,149	1,340
	nVent Electric plc	22,427	1,176
	A O Smith Corp.	15,254	997
*	ATI Inc.	16,900	879
*	AZEK Co. Inc. Class A	17,096	836
	RPM International Inc.	7,189	832
	WESCO International Inc.	5,097	792
*	Everus Construction Group Inc.	17,506	649
	HEICO Corp. Class A	2,666	562
	AAON Inc.	4,278	334

		Shares	Market Value ($000)
	Dow Inc.	7,953	278
	Littelfuse Inc.	1,399	275
	Sensata Technologies Holding plc	10,075	245
	Masco Corp.	2,910	202
	Simpson Manufacturing Co. Inc.	1,007	158
*	Loar Holdings Inc.	1,350	95
	Comfort Systems USA Inc.	284	92
	Lincoln Electric Holdings Inc.	143	27
	Watsco Inc.	47	24
	Snap-on Inc.	60	20
	Crane NXT Co.	164	8
			2,779,452
Real Estate (2.5%)
	American Tower Corp.	258,773	56,309
	Welltower Inc.	355,755	54,505
	Prologis Inc.	390,625	43,668
*	CBRE Group Inc. Class A	301,340	39,409
	Equinix Inc.	46,568	37,969
	SBA Communications Corp.	125,525	27,617
	Ventas Inc.	346,123	23,799
	AvalonBay Communities Inc.	101,086	21,695
	Public Storage	59,780	17,892
	Digital Realty Trust Inc.	118,744	17,015
	Extra Space Storage Inc.	105,773	15,706
	Crown Castle Inc.	138,391	14,424
*	CoStar Group Inc.	173,645	13,758
	Simon Property Group Inc.	82,364	13,679
*	Jones Lang LaSalle Inc.	54,657	13,550
	American Homes 4 Rent Class A	341,378	12,907
	Equity LifeStyle Properties Inc.	191,794	12,793
*	Howard Hughes Holdings Inc.	147,482	10,925
	Mid-America Apartment Communities Inc.	64,375	10,788
	Essex Property Trust Inc.	32,997	10,116
	Vornado Realty Trust	234,375	8,670
	Equity Residential	119,195	8,532
	Invitation Homes Inc.	221,589	7,722
*	Zillow Group Inc. Class C	108,338	7,428
	Iron Mountain Inc.	79,586	6,848
*	Zillow Group Inc. Class A	91,767	6,136
	Lamar Advertising Co. Class A	49,553	5,638
	Camden Property Trust	43,857	5,364
	Realty Income Corp.	74,215	4,305
	Weyerhaeuser Co.	133,802	3,918
	Kimco Realty Corp.	182,776	3,882
	Alexandria Real Estate Equities Inc.	38,511	3,563
	CubeSmart	76,313	3,259
	First Industrial Realty Trust Inc.	51,231	2,764
*	Millrose Properties Inc.	71,232	1,888
	VICI Properties Inc. Class A	41,976	1,369
	Host Hotels & Resorts Inc.	78,829	1,120
	Federal Realty Investment Trust	8,082	791
	Sun Communities Inc.	5,295	681
	EastGroup Properties Inc.	2,800	493
	UDR Inc.	4,199	190
	Regency Centers Corp.	2,420	178
	Agree Realty Corp.	1,990	154
	Brixmor Property Group Inc.	5,264	140
*	Seaport Entertainment Group Inc.	3,990	86
			553,643
Technology (32.8%)
	Apple Inc.	6,378,498	1,416,856
	Microsoft Corp.	3,199,555	1,201,081
	NVIDIA Corp.	10,172,435	1,102,489
	Meta Platforms Inc. Class A	954,232	549,981
	Alphabet Inc. Class A	2,487,255	384,629
	Alphabet Inc. Class C	2,164,041	338,088
	Broadcom Inc.	1,959,917	328,149
	Salesforce Inc.	384,082	103,072
	Oracle Corp.	660,028	92,279

		Shares	Market Value ($000)
	International Business Machines Corp.	321,284	79,891
	Intuit Inc.	123,342	75,731
*	Adobe Inc.	193,695	74,288
*	Advanced Micro Devices Inc.	695,126	71,417
*	Palantir Technologies Inc. Class A	836,627	70,611
	QUALCOMM Inc.	456,471	70,119
	Applied Materials Inc.	481,605	69,891
*	ServiceNow Inc.	81,577	64,947
	Texas Instruments Inc.	356,842	64,125
	Lam Research Corp.	844,820	61,418
	KLA Corp.	88,948	60,467
*	Cadence Design Systems Inc.	215,447	54,795
*	Synopsys Inc.	126,553	54,272
	Amphenol Corp. Class A	692,022	45,390
	Intel Corp.	1,966,320	44,655
*	Palo Alto Networks Inc.	251,046	42,839
*	Fortinet Inc.	429,633	41,356
	Micron Technology Inc.	447,718	38,902
	Analog Devices Inc.	179,001	36,099
*	Autodesk Inc.	133,680	34,997
	Roper Technologies Inc.	52,739	31,094
*	Crowdstrike Holdings Inc. Class A	83,565	29,463
*	DoorDash Inc. Class A	151,760	27,737
*	MicroStrategy Inc. Class A	95,836	27,627
*	AppLovin Corp. Class A	93,793	24,852
	Corning Inc.	448,584	20,536
*	Workday Inc. Class A	87,503	20,435
	Marvell Technology Inc.	318,961	19,638
*	VeriSign Inc.	76,465	19,412
*	Gartner Inc.	45,410	19,060
*	Snowflake Inc. Class A	126,989	18,561
	Teradyne Inc.	218,445	18,044
	Cognizant Technology Solutions Corp. Class A	234,923	17,972
*	Cloudflare Inc. Class A	113,000	12,734
	NetApp Inc.	134,948	11,854
*	GoDaddy Inc. Class A	65,117	11,730
*	Atlassian Corp. Class A	54,002	11,460
	Hewlett Packard Enterprise Co.	711,355	10,976
*	Arrow Electronics Inc.	103,474	10,744
	Vertiv Holdings Co. Class A	143,700	10,375
*	ANSYS Inc.	32,359	10,244
*	Western Digital Corp.	248,268	10,038
	Dolby Laboratories Inc. Class A	115,638	9,287
	Monolithic Power Systems Inc.	15,563	9,026
*	Zoom Communications Inc.	120,820	8,913
	HP Inc.	314,111	8,698
*	Super Micro Computer Inc.	241,387	8,265
	SS&C Technologies Holdings Inc.	96,201	8,036
*	PTC Inc.	50,661	7,850
*	HubSpot Inc.	13,223	7,554
*	Guidewire Software Inc.	39,213	7,347
*	Maplebear Inc.	183,116	7,305
*	ON Semiconductor Corp.	173,490	7,059
*	Dayforce Inc.	116,791	6,812
*	Pinterest Inc. Class A	209,652	6,499
*	Datadog Inc. Class A	63,928	6,342
*	Tyler Technologies Inc.	10,607	6,167
	Gen Digital Inc.	230,287	6,112
*	Pure Storage Inc. Class A	136,249	6,032
*	Okta Inc.	56,498	5,945
	Jabil Inc.	42,664	5,805
*	Manhattan Associates Inc.	33,371	5,775
*	Toast Inc. Class A	165,968	5,505
*	Twilio Inc. Class A	52,471	5,137
*	Akamai Technologies Inc.	63,630	5,122
	Microchip Technology Inc.	104,770	5,072
	Avnet Inc.	105,416	5,069
*	Paycor HCM Inc.	219,175	4,918
	Dell Technologies Inc. Class C	53,258	4,854
*	Nutanix Inc. Class A	66,303	4,629

		Shares	Market Value ($000)
	Leidos Holdings Inc.	32,104	4,332
*	CACI International Inc. Class A	10,869	3,988
*	Sandisk Corp.	82,756	3,940
*	Dynatrace Inc.	80,921	3,815
*	EPAM Systems Inc.	21,733	3,669
*	Docusign Inc.	44,586	3,629
*	Coherent Corp.	52,818	3,430
	Paycom Software Inc.	14,598	3,189
	CDW Corp.	17,242	2,763
	Match Group Inc.	81,537	2,544
*	Unity Software Inc.	108,226	2,120
	Entegris Inc.	22,576	1,975
	Universal Display Corp.	13,611	1,898
*	Dropbox Inc. Class A	69,642	1,860
*	Kyndryl Holdings Inc.	56,905	1,787
*	F5 Inc.	6,402	1,705
*	IAC Inc.	37,029	1,701
*	Clarivate plc	429,531	1,688
*	Gitlab Inc. Class A	30,964	1,455
*	Qorvo Inc.	19,377	1,403
	Amdocs Ltd.	14,779	1,352
*	Zscaler Inc.	6,783	1,346
	Science Applications International Corp.	8,890	998
*	Teradata Corp.	41,671	937
*	DXC Technology Co.	51,793	883
*	SentinelOne Inc. Class A	42,692	776
*	MongoDB Inc.	2,965	520
*	Cirrus Logic Inc.	4,755	474
	Skyworks Solutions Inc.	6,974	451
*	Elastic NV	4,330	386
	Pegasystems Inc.	4,992	347
*	Wolfspeed Inc.	80,499	246
*	Confluent Inc. Class A	10,280	241
*	Allegro MicroSystems Inc.	3,935	99
	Bentley Systems Inc. Class B	2,152	85
*	Procore Technologies Inc.	1,058	70
*	Informatica Inc. Class A	2,356	41
	TD SYNNEX Corp.	281	29
			7,314,727
Telecommunications (2.2%)
	Cisco Systems Inc.	1,579,260	97,456
	T-Mobile US Inc.	339,699	90,601
	AT&T Inc.	2,403,260	67,964
	Comcast Corp. Class A	1,550,649	57,219
	Verizon Communications Inc.	854,678	38,768
	Motorola Solutions Inc.	82,587	36,157
*	Arista Networks Inc.	409,924	31,761
*	Charter Communications Inc. Class A	44,262	16,312
*	Frontier Communications Parent Inc.	386,391	13,856
	Juniper Networks Inc.	274,434	9,932
*	Liberty Global Ltd. Class A	842,307	9,695
*	Ciena Corp.	96,721	5,845
*	Roku Inc.	55,182	3,887
*	Liberty Broadband Corp. Class C	42,336	3,601
*	Liberty Global Ltd. Class C	299,623	3,586
*	Lumentum Holdings Inc.	46,514	2,900
	Iridium Communications Inc.	36,716	1,003
*	Liberty Broadband Corp. Class A	6,984	594
	Ubiquiti Inc.	683	212
*,1	GCI Liberty Inc.	58,613	—
			491,349
Utilities (2.7%)
	NextEra Energy Inc.	1,002,500	71,067
	Southern Co.	455,463	41,880
	Waste Management Inc.	171,955	39,809
	PG&E Corp.	2,299,235	39,501
	Duke Energy Corp.	311,555	38,000
	American Water Works Co. Inc.	255,544	37,698
	Constellation Energy Corp.	141,884	28,608

			Shares	Market Value ($000)
		WEC Energy Group Inc.	206,521	22,507
		CenterPoint Energy Inc.	588,810	21,333
		Atmos Energy Corp.	133,378	20,618
		Sempra	257,919	18,405
		Exelon Corp.	386,434	17,807
		CMS Energy Corp.	219,773	16,507
		Consolidated Edison Inc.	133,006	14,709
		American Electric Power Co. Inc.	130,646	14,276
		Public Service Enterprise Group Inc.	170,008	13,992
		Vistra Corp.	115,931	13,615
		Xcel Energy Inc.	180,857	12,803
		DTE Energy Co.	84,876	11,736
		NiSource Inc.	290,045	11,628
		Eversource Energy	172,448	10,711
		Ameren Corp.	103,420	10,383
		NRG Energy Inc.	97,120	9,271
		Edison International	139,937	8,245
		FirstEnergy Corp.	203,221	8,214
		Republic Services Inc.	33,179	8,035
		Entergy Corp.	92,692	7,924
		Essential Utilities Inc.	192,058	7,592
		Dominion Energy Inc.	123,570	6,929
		Alliant Energy Corp.	90,260	5,808
*		Clean Harbors Inc.	22,369	4,409
		AES Corp.	338,657	4,206
		MDU Resources Group Inc.	70,024	1,184
		National Fuel Gas Co.	13,356	1,058
		UGI Corp.	31,963	1,057
		PPL Corp.	8,316	300
		IDACORP Inc.	2,318	269
		Evergy Inc.	2,716	187
		Pinnacle West Capital Corp.	1,808	172
		OGE Energy Corp.	2,704	124
				602,577
Total Common Stocks (Cost $6,360,506)				22,266,619
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $22,833)	4.342%	228,351	22,833
Total Investments (100.0%) (Cost $6,383,339)				22,289,452
Other Assets and Liabilities—Net (0.0%)				5,882
Net Assets (100%)				22,295,334
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	105	29,680	(259)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,266,619	—	—	22,266,619
Temporary Cash Investments	22,833	—	—	22,833
Total	22,289,452	—	—	22,289,452

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(259)	—	—	(259)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.